Condensed Consolidated Statements of Changes in Stockholders’ (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 288	$ 24,712		$ 25,000
Balance (in Shares) at Dec. 31, 2020	2,875,000
Capital contribution by Sponsor		100,000		100,000
Net loss			(13,782)	(13,782)
Balance at Dec. 31, 2021	$ 288	124,712	(13,782)	$ 111,218
Balance (in Shares) at Dec. 31, 2021	2,875,000			2,875,000
Forfeiture of shares by Sponsor	$ (37)	37
Forfeiture of shares by Sponsor (in Shares)	(373,750)
Issuance of Private Placement Units	$ 50	5,023,334		5,023,384
Issuance of Private Placement Units (in Shares)	505,000
Fair value of warrants		5,879,729		5,879,729
Offering costs allocated to public warrants		(30,989)		(30,989)
Remeasurement of redeemable common stock to redemption value		(10,996,823)	(1,343,999)	(12,340,822)
Net loss			(298,127)	(298,127)
Balance at Mar. 31, 2022	$ 301		(1,655,908)	(1,655,607)
Balance (in Shares) at Mar. 31, 2022	3,006,250
Balance at Dec. 31, 2021	$ 288	124,712	(13,782)	$ 111,218
Balance (in Shares) at Dec. 31, 2021	2,875,000			2,875,000
Net loss				$ (840,452)
Balance at Sep. 30, 2022	$ 301		(2,572,402)	(2,572,101)
Balance (in Shares) at Sep. 30, 2022	3,006,250
Balance at Dec. 31, 2021	$ 288	124,712	(13,782)	$ 111,218
Balance (in Shares) at Dec. 31, 2021	2,875,000			2,875,000
Forfeiture of shares by Sponsor	$ (37)	37
Forfeiture of shares by Sponsor (in Shares)	(373,750)
Issuance of Private Placement Units	$ 50	5,023,334		5,023,384
Issuance of Private Placement Units (in Shares)	505,000
Fair value of warrants		5,879,729		5,879,729
Offering costs allocated to public warrants		(30,989)		(30,989)
Remeasurement of redeemable common stock to redemption value		(10,996,823)	(2,412,361)	(13,409,184)
Net loss			(750,347)	(750,347)
Balance at Dec. 31, 2022	$ 301		(3,176,490)	$ (3,176,189)
Balance (in Shares) at Dec. 31, 2022	3,006,250			3,006,250
Balance at Mar. 31, 2022	$ 301		(1,655,908)	$ (1,655,607)
Balance (in Shares) at Mar. 31, 2022	3,006,250
Remeasurement of redeemable common stock to redemption value
Net loss			(480,696)	(480,696)
Balance at Jun. 30, 2022	$ 301		(2,136,604)	(2,136,303)
Balance (in Shares) at Jun. 30, 2022	3,006,250
Remeasurement of redeemable common stock to redemption value			(374,169)	(374,169)
Net loss			(61,629)	(61,629)
Balance at Sep. 30, 2022	$ 301		(2,572,402)	(2,572,101)
Balance (in Shares) at Sep. 30, 2022	3,006,250
Balance at Dec. 31, 2022	$ 301		(3,176,490)	$ (3,176,189)
Balance (in Shares) at Dec. 31, 2022	3,006,250			3,006,250
Remeasurement of redeemable common stock to redemption value			(1,759,415)	$ (1,759,415)
Net loss			(177,614)	(177,614)
Balance at Mar. 31, 2023	$ 301		(5,113,519)	(5,113,218)
Balance (in Shares) at Mar. 31, 2023	3,006,250
Balance at Dec. 31, 2022	$ 301		(3,176,490)	$ (3,176,189)
Balance (in Shares) at Dec. 31, 2022	3,006,250			3,006,250
Remeasurement of redeemable common stock to redemption value				$ (2,867,041)
Net loss				(415,775)
Balance at Sep. 30, 2023	$ 301		(6,895,971)	$ (6,895,670)
Balance (in Shares) at Sep. 30, 2023	3,006,250			3,006,250
Balance at Mar. 31, 2023	$ 301		(5,113,519)	$ (5,113,218)
Balance (in Shares) at Mar. 31, 2023	3,006,250
Remeasurement of redeemable common stock to redemption value			36,221	36,221
Excise tax imposed on common stock redemptions			(436,665)	(436,665)
Net loss			(232,803)	(232,803)
Balance at Jun. 30, 2023	$ 301		(5,746,766)	(5,746,465)
Balance (in Shares) at Jun. 30, 2023	3,006,250
Remeasurement of redeemable common stock to redemption value			(1,143,847)	(1,143,847)
Net loss			(5,358)	(5,358)
Balance at Sep. 30, 2023	$ 301		$ (6,895,971)	$ (6,895,670)
Balance (in Shares) at Sep. 30, 2023	3,006,250			3,006,250